Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Detail) - Phantom Share Entitlement Plan [Member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	200,251	200,251
Opening Balance, Weighted average grant | $ / shares	$ 12.21
Exercised , Number | shares	(13,941)	(13,941)
Exercised, Weighted average grant | $ / shares		$ 5.51
Expired | shares	(27,397)	(27,397)
Expired, Weighted average grant | $ / shares	$ 13.27
Ending Balance, Number | shares	158,913	158,913
Ending Balance, Weighted average grant | $ / shares	$ 12.61